Summary Prospectus Supplement	February 15, 2013

Putnam Absolute Return 500 Fund Summary Prospectus dated February 29, 2012

Putnam Absolute Return 700 Fund Summary Prospectus dated February 29, 2012

Putnam Dynamic Asset Allocation Balanced Fund Summary Prospectus dated January 30, 2013

Putnam Dynamic Asset Allocation Conservative Fund Summary Prospectus dated January 30, 2013

Putnam Dynamic Asset Allocation Growth Fund Summary Prospectus dated January 30, 2013

Putnam Dynamic Risk Allocation Fund Summary Prospectus dated September 30, 2012

Putnam Retirement Income Fund Lifestyle 1 Summary Prospectus dated November 30, 2012

Putnam Retirement Income Fund Lifestyle 2 Summary Prospectus dated December 30, 2012

Putnam Retirement Income Fund Lifestyle 3 Summary Prospectus dated June 30, 2012

The section Your fund’s management is supplemented to reflect that each fund’s portfolio managers are now James Fetch, Robert Kea, Joshua Kutin, Robert Schoen and Jason Vaillancourt.

Each of Messrs. Fetch, Kea, Schoen and Vaillancourt is now a Co-Head of Global Asset Allocation.

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